FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Foreign currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Higher/lower in risk assumption (as a percent)	5.00%
Total comprehensive income for the year would have been lower/higher by higher/lower in risk assumption	¥ 10	¥ 21
Interest rate risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Higher/lower in risk assumption (as a percent)	1.00%	1.00%
Total comprehensive income for the year would have been lower/higher by higher/lower in risk assumption	¥ 641	¥ 537